   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 7, 1996

                                                SECURITIES ACT FILE NO. 33-63413
                                        INVESTMENT COMPANY ACT FILE NO. 811-5576
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

[_] PRE-EFFECTIVE AMENDMENT NO.          [X] POST-EFFECTIVE AMENDMENT NO. 1
                        (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

                   MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               ----------------

                                 (609) 282-2800
                        (AREA CODE AND TELEPHONE NUMBER)

                               ----------------

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:
                     NUMBER, STREET, CITY, STATE, ZIP CODE)

                               ----------------

                                 ARTHUR ZEIKEL
                   MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
          MAILING ADDRESS: BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

                                   COPIES TO:
     THOMAS R. SMITH, JR., ESQ.               MICHAEL J. HENNEWINKEL, ESQ.
            BROWN & WOOD                     MERRILL LYNCH ASSET MANAGEMENT
       ONE WORLD TRADE CENTER                    800 SCUDDERS MILL ROAD
    NEW YORK, NEW YORK 10048-0557               PLAINSBORO, NJ 08543-9011

                               ----------------


  No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940 pursuant to a registration statement on Form N-1A (File No. 33-22462). The notice required for such Rule for the Registrant's most recent fiscal year end was filed on December 26, 1995. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-22462).

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


  This Amendment consists of the following:

  (1) Facing Sheet of the Registration Statement.

  (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No.1 to this Registration Statement (File No. 33-63413) filed on November 21, 1995.

  This Amendment is being filed solely to file as Exhibit No.12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.

                                     PART C

                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

  Reference is made to Article VI of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreements.

  Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or the vote of a majority of a quorum of the directors who are neither "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("the non-party independent directors"), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  Article VI of the By-Laws further provides that the Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

  Each officer and director of the Registrant claiming indemnification within the scope of Article VI of Registrant's By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of non-party independent directors, or legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

  Article IV of the Management Agreement between Registrant and Merrill Lynch Asset Management, Inc. (now called Merrill Lynch Asset Management L.P.) ("MLAM") (Exhibit 5(a) to Registrant's Registration Statement on Form N-1A) and
Article IV of the Sub-Advisory Agreement between MLAM and Merrill Lynch Asset Management U.K., Limited ("MLAM U.K.") (Exhibit 5(b) to Registrant's Registration Statement on Form N-1A) limits the liability of MLAM and MLAM U.K., respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.

  In Section 9 of the Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

 EXHIBIT
 NUMBER
 -------
  1.(a)  Articles of Incorporation of the Registrant. (c)
    (b)  Articles of Amendment to Articles of Incorporation of the Registrant.
          (c)
    (c)  Articles Supplementary to Articles of Incorporation of the Registrant.
          (c)
    (d)  Articles of Amendment to the Articles of Incorporation dated October
          19, 1994. (f)
    (e)  Articles Supplementary to the Articles of Incorporation dated October
          21, 1994. (f)
  2.     By-Laws of the Registrant. (a)
  3.     Not Applicable.
  4.     Form of Agreement and Plan of Reorganization between Merrill Lynch
          Balanced Fund for Investment and Retirement, Inc. and the Registrant.
          (g)
  5.     Copies of instruments defining the rights of shareholders, including the relevant portions of the Articles of Incorporation, as amended, and By-Laws of Registrant. (b)
  6.(a)  Management Agreement between Registrant and Merrill Lynch Asset
          Management, Inc. (a)
    (b)  Sub-Advisory Agreement between Merrill Lynch Asset Management, Inc.
          and Merrill Lynch Asset Management U.K., Limited. (a)
    (c)  Supplement to Management Agreement between Registrant and Merrill
          Lynch Asset Management L.P., dated January 3, 1994. (d)
  7.(a)  Class A Shares Distribution Agreement between Registrant and Merrill
          Lynch Funds Distributor, Inc. (d)
    (b)  Class B Shares Distribution Agreement between Registrant and Merrill
          Lynch Funds Distributor, Inc. (a)
    (c)  Letter Agreement between the Registrant and Merrill Lynch Funds
          Distributor, Inc. with respect to the Merrill Lynch Mutual Fund
          Advisor Program. (c)
    (d)  Class C Shares Distribution Agreement between Registrant and Merrill
          Lynch Funds Distributor, Inc. (d)
    (e)  Class D Shares Distribution Agreement between Registrant and Merrill
          Lynch Funds Distributor, Inc. (d)

 EXHIBIT
 NUMBER
  8.      None
  9.      Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (a)
 10.(a)   Amended and Restated Class B Shares Distribution Plan and Class B Shares
           Distribution Plan Sub-Agreement of the Registrant. (c)
    (b)   Form of Class C Shares Distribution Plan and Class C Shares Distribution Plan Sub-
           Agreement of the Registrant. (d)
    (c)   Form of Class D Shares Distribution Plan and Class D Shares Distribution Plan Sub-
           Agreement of the Registrant. (d)
 11.      Opinion of Brown & Wood as to legality (including consent of such firm). (h)
 12.      Private Letter Ruling from the Internal Revenue Service.
 13.      Not Applicable.
 14.(a)   Consent of Deloitte & Touche LLP, Independent Auditors for the Registrant. (i)
    (b)   Consent of Deloitte & Touche LLP, Independent Auditors for Merrill Lynch Balanced
           Fund for Investment and Retirement, Inc. (i)
 15.      Not Applicable.
 16.      Powers of Attorney. (h)
 17.(a)   Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 of the
           Registrant. (e)
    (b)   Prospectus dated February 27, 1995, and Statement of Additional Information dated
           February 27, 1995, of the Registrant. (h)
    (c)   Prospectus dated January 31, 1995, and Statement of Additional Information dated
           January 31, 1995, of Merrill Lynch Balanced Fund for Investment and Retirement,
           Inc. (h)
    (d)   Letter to shareholders of Balanced Fund. (i)

--------
(a) Incorporated by reference to an exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A filed on December 15, 1988 (File No. 33-22462) (the "Registration Statement").

(b) Reference is made to Article III (Sections 3 and 4), Article V, Article VI (Section 3), Article VII, Article VIII and Article X of the Registrant's Articles of Incorporation, filed as Exhibit (1)(a) to the Registration Statement; amended and restated Article VI (Sections 2, 3, 5 and 6) contained in the Articles of Amendment filed as Exhibit (1)(b) to the Registration Statement; the Articles Supplementary filed as Exhibit (1)(c) to the Registration Statement; Article V (Section 9) contained in the Articles of Amendment filed as Exhibit (1)(d) to the Registration Statement; the Articles Supplementary filed as Exhibit (1)(e) to the Registration Statement; and Article II, Article III (Sections 1, 3, 5, 6 and 17), Article IV (Section 1), Article V (Section 7), Article VI, Article VII, Article XII, Article XIII, and Article XIV of the Registrant's By-Laws filed as Exhibit (2) to the Registration Statement.
(c) Filed on February 24, 1994, as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement.
(d) Filed on October 18, 1994, as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement.
(e) Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement.
(f) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement, filed on February 25, 1995.
(g) Filed herewith as Exhibit I to the Proxy Statement and Prospectus.

(h) Incorporated by reference to Registrant's initial Registration Statement under the Securities Act of 1933 on Form N-14 filed on October 13, 1995 (File No. 33-63413) (the "N-14 Registration Statement").

(i) Incorporated by reference to Pre-Effective Amendment No. 1 filed on November 21, 1995 to N-14 Registration Statement .

ITEM 17. UNDERTAKINGS

  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered thereon, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED ON BEHALF OF THE REGISTRANT, IN THE TOWNSHIP OF PLAINSBORO, AND THE STATE OF NEW JERSEY, ON THE 6TH DAY OF MARCH 1996.

                                         MERRILL LYNCH GLOBAL ALLOCATION FUND,
                                          INC.
                                                      (Registrant)

                                                    /s/ Terry K. Glenn
                                         By ___________________________________
                                             (TERRY K. GLENN, EXECUTIVE VICE
                                                        PRESIDENT)

  AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

             SIGNATURE                       TITLE                 DATE

           Arthur Zeikel*             President and
------------------------------------   Director
          (ARTHUR ZEIKEL)              (Principal
                                       Executive Officer)

         Gerald M. Richard*           Treasurer
------------------------------------   (Principal
        (GERALD M. RICHARD)            Financial and
                                       Accounting Officer)

           Donald Cecil*              Director
------------------------------------
           (DONALD CECIL)

          Edward H. Meyer*            Director
------------------------------------
         (EDWARD H. MEYER)

         Charles C. Reilly*           Director
------------------------------------
        (CHARLES C. REILLY)

          Richard R. West*            Director
------------------------------------
         (RICHARD R. WEST)

         Edward D. Zinbarg*           Director
------------------------------------
        (EDWARD D. ZINBARG)

         /s/ Terry K. Glenn
*By ________________________________                          March 6, 1996
 (TERRY K. GLENN, ATTORNEY-IN-FACT)

                               INDEX TO EXHIBITS

 EXHIBIT
 NUMBER
 -------
   12    --Private Letter Ruling dated February 9, 1996 from the Internal
          Revenue Service to Registrant and Merrill Lynch Balanced Fund for
          Investment and Retirement, Inc.